Discontinued Operations (Details) $ in Millions	12 Months Ended
Jun. 30, 2023 USD ($)
Discontinued Operations (Details) [Line Items]
Cash consideration	$ 2.4
Sunway Kids [Member]
Discontinued Operations (Details) [Line Items]
Disposition of purchase agreement, description	The SK Purchaser settled $1.0 million of its payment obligation in November 2020 through a tri-party settlement agreement executed on September 29, 2020 among the Company, SK Purchaser and the Asset Seller. Although the SK Purchaser is current with its installment payment, the Company recognized the remaining installment payment on a cash basis as collectability of the remaining $1.4 million cannot be reasonably assured during the year ended June 30, 2020. During the year ended June 30, 2021, the Company received the remaining $1.4 million. As a result, the disposition of Sunway Kids resulted in the recognition of a gain of approximately $1.4 million that is recorded in the accompanying consolidated statements of operations in the caption of “net gain on sale of discontinued operations, net of applicable income taxes” during the year ended June 30, 2021.